OPERATING SEGMENTS DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT

	For the Three Months Ended June 30, 2026
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$696,364	$1,743	$1,876	$592	$700,575
Cost of sales	640,858	255	1,118	88	642,319
Gross Profit	$55,506	$1,488	$758	$504	$58,256

Segment Operating Expenses(1)(2)	50,756	2,045	384	519	53,704
Segment Operating Income (Loss)	$4,750	$(557)	$374	$(15)	$4,552

Reconciliation of profit or (loss) (segment profit/(loss))
Acquisition costs					11,582
Operating Loss					(7,030)
Other income, net					192
Finance expense, net					(631)
Loss Before Tax					$(7,469)

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $22,210 thousand for the three months ended June 30, 2026, which was recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

	For the Six Months Ended June 30, 2026
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,158,926	$3,002	$3,170	$1,028	$1,166,126
Cost of sales	1,063,153	437	1,924	201	1,065,715
Gross Profit	$95,773	$2,565	$1,246	$827	$100,411

Segment Operating Expenses(1)(2)	92,624	3,900	1,332	1,131	98,987
Segment Operating Income (Loss)	$3,149	$(1,335)	$(86)	$(304)	$1,424

Reconciliation of profit or (loss) (segment profit/(loss))
Acquisition costs					11,894
Operating Loss					(10,470)
Other income, net					304
Finance expense, net					(717)
Loss Before Tax					$(10,883)

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $37,898 thousand for the six months ended June 30, 2026, which was recorded in the North American Brokerage segment.

	For the Three Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$537,445	$1,346	$1,709	$247	$540,747
Cost of sales	491,737	216	900	33	492,886
Gross Profit	$45,708	$1,130	$809	$214	$47,861

Segment Operating Expenses(1)(2)	42,222	2,123	1,492	340	46,177
Segment Operating Income (Loss)	$3,486	$(993)	$(683)	$(126)	$1,684

Reconciliation of profit or loss (segment profit/loss)
Other income, net					166
Finance expenses, net					(300)
Income Before Tax					$1,550

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $17,644 thousand for the three months ended June 30, 2025, which was recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

	For the Six Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$889,194	$2,376	$2,785	$373	$894,728
Cost of sales	810,986	383	1,477	85	812,931
Gross Profit	$78,208	$1,993	$1,308	$288	$81,797

Segment Operating Expenses(1)(2)	77,623	4,411	2,792	496	85,322
Segment Operating Income (Loss)	$585	$(2,418)	$(1,484)	$(208)	$(3,525)

Reconciliation of profit or loss (segment profit/loss)
Other income, net					288
Finance expenses, net					(334)
Loss Before Tax					$(3,571)

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $30,148 thousand for the six months ended June 30, 2025, which was recorded in the North American Brokerage segment.

SCHEDULE OF DEPRECIATION AND AMORTIZATION

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
North American Brokerage	$358	$204	$739	$388
One Real Title	168	168	336	336
One Real Mortgage	27	26	53	53
Total	$553	$398	$1,128	$777

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
United States	$638,273	$480,678	$1,066,415	$801,170
Canada	62,302	60,069	99,711	93,558
Total revenue by region	$700,575	$540,747	$1,166,126	$894,728